INTANGIBLES OTHER THAN GOODWILL (Details) - Licensed technology $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible asset value	$ 11.1
Intangible asset useful life	3 years